Income Taxes - Additional Information (Detail) - Successor [Member] $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) Jurisdictions Tax_Positions	Dec. 31, 2013 USD ($)	Jan. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Schedule Of Income Tax [Line Items]
Tax credit carryforward	$ 11.6	$ 3.7
Undistributed foreign earnings	8.5	15.9
Expense (benefit) from subsidiary earnings and reduced withholding taxes on prior year earnings, amount	4.7
Subsidiary earnings, amount	1.5
Witholding taxes on prior year earnings, amount	3.2
Unrecognized tax benefits	5.3	38.9	$ 0.0	$ 0.0
Unrecognized tax benefits that would impact effective tax rate	5.3	17.8
Penalties and interest expense	6.8	7.4
Penalties and interest accrued	$ 0.3	7.1
Number of tax matters resolved | Tax_Positions	2
Unrecognized tax benefits, period increase (decrease)	$ 31.0
Number of foreign income tax jurisdictions | Jurisdictions	40
Unrecognized Tax Benefit [Member]
Schedule Of Income Tax [Line Items]
Valuation allowances deduction	$ 21.1
Earliest Tax Year [Member]
Schedule Of Income Tax [Line Items]
Tax credit carryforward	0.6
Foreign Tax Authority [Member]
Schedule Of Income Tax [Line Items]
Operating loss carryforwards	118.3	83.1
Operating and capital loss carryforwards with no expiration	78.2	53.2
Operating and capital loss carryforwards, subject to expiration	40.1	29.9
Domestic Tax Authority [Member]
Schedule Of Income Tax [Line Items]
Operating and capital loss carryforwards, subject to expiration	53.2	24.3
State and Local Jurisdiction [Member]
Schedule Of Income Tax [Line Items]
Operating and capital loss carryforwards, subject to expiration	2.5	0.6
Her Majesty's Revenue and Customs, Luxembourg Inland Revenue, and Federal Ministry of Finance [Member]
Schedule Of Income Tax [Line Items]
Tax credit carryforward, valuation allowance	$ 101.9	$ 63.4